Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDERS' EQUITY
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares outstanding	95,651,644	95,651,644	95,651,644
Common stock, shares issued	95,651,644	95,651,644	95,651,644